Corporate Information - Additional Information (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Nov. 02, 2023	May 18, 2023 USD ($)	Dec. 31, 2023 ARS ($)
Discription Of Corporate Information [Line Items]
Cash transferred		$ 5,218,800
Play Digital SA [Member]
Discription Of Corporate Information [Line Items]
Capital contribution in advance of future share subscription			$ 977,225
Proportion of ownership interest in associate			9.4543%
Comercio Interior SAU [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate		100.00%
Banco Itau Argentina SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate	100.00%
Itau Asset Management SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate	100.00%
Itau Valores SA [member]
Discription Of Corporate Information [Line Items]
Proportion of ownership interest in associate	100.00%